UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number: [28-4768]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:
     /s/ Gregory D. Hitchan    San Francisco, California     August 12, 2005

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $2,578,255

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BISYS GROUP, INC.              COM              055472104    82469  5520000 SH       SOLE                  5520000
CB RICHARD ELLIS GROUP INC.    COM              12497T101   724010 16507304 SH       SOLE                 16507304
COPART, INC.                   COM              217204106   110344  4632400 SH       SOLE                  4632400
ELECTRONICS FOR IMAGING, INC.  COM              286082102    46136  2192752 SH       SOLE                  2192752
ERESEARCH TECHNOLOGY, INC.     COM              29481V108   100425  7499990 SH       SOLE                  7499990
INTUIT, INC.                   COM              461202103    10240   227000 SH       SOLE                   227000
ITT EDUCATIONAL SERVICES, INC. COM              45068B109   321535  6019000 SH       SOLE                  6019000
JANUS CAPITAL GROUP, INC.      COM              47102X105   200390 13323800 SH       SOLE                 13323800
KINETIC CONCEPTS, INC.         COM              49460W208   289339  4822309 SH       SOLE                  4822309
LINCARE HOLDINGS               COM              532791100   106544  2605000 SH       SOLE                  2605000
MSC SOFTWARE CORPORATION       COM              553531104    13889  1010100 SH       SOLE                  1010100
NOVELL INC.                    COM              670006105   109742 17700258 SH       SOLE                 17700258
PEDIATRIX MEDICAL GROUP, INC.  COM              705324101    19253   261800 SH       SOLE                   261800
PEGASUS SOLUTIONS INC          COM              705906105    34472  3091695 SH       SOLE                  3091695
PERINI CORPORATION             COM              713839108    51184  3117147 SH       SOLE                  3117147
PRG-SCHULTZ INTERNATIONAL      COM              69357C107    26189  9287073 SH       SOLE                  9287073
PRG-SCHULTZ INTERNATIONAL      NOTE 4.75% 11/06 69357CAA5    29480  4651939 SH       SOLE                  4651939
SKILLSOFT PLC                  COM              830928107    17358  5031430 SH       SOLE                  5031430
TCF FINANCIAL CORPORATION      COM              872275102    71734  2771800 SH       SOLE                  2771800
TIFFANY & COMPANY              COM              886547108    34955  1067000 SH       SOLE                  1067000
URS CORP                       COM              903236107   178567  4780907 SH       SOLE                  4780907